Distribution Date:	11/17/25	GS Mortgage Securities Trust 2020-GC45
Determination Date:	11/10/25
Next Distribution Date:	12/15/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2020-GC45

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	7		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	General Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	16-18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	19	Starwood Special Servicer	CWCapital Asset Management LLC
Historical Detail	20		Attention: Brian Hanson	(202) 715-9500
Delinquency Loan Detail	21		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36258YBC1	2.019200%	19,471,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36258YBD9	2.897900%	86,299,000.00	34,119,887.32	0.00	82,396.68	0.00	0.00	82,396.68	34,119,887.32	31.94%	30.00%
A-3	36258YBE7	2.638900%	13,119,000.00	13,119,000.00	0.00	28,849.77	0.00	0.00	28,849.77	13,119,000.00	31.94%	30.00%
A-4	36258YBF4	2.658400%	250,000,000.00	250,000,000.00	0.00	553,833.33	0.00	0.00	553,833.33	250,000,000.00	31.94%	30.00%
A-5	36258YBG2	2.910600%	496,198,000.00	496,198,000.00	0.00	1,203,528.25	0.00	0.00	1,203,528.25	496,198,000.00	31.94%	30.00%
A-AB	36258YBH0	2.842800%	38,461,000.00	32,465,210.13	649,015.68	76,910.08	0.00	0.00	725,925.76	31,816,194.45	31.94%	30.00%
A-S	36258YBL1	3.173100%	146,827,000.00	146,827,000.00	0.00	388,247.29	0.00	0.00	388,247.29	146,827,000.00	19.83%	18.63%
B	36258YBM9	3.405100%	64,539,000.00	64,539,000.00	0.00	183,134.79	0.00	0.00	183,134.79	64,539,000.00	14.50%	13.63%
C	36258YBN7	3.605682%	48,405,000.00	48,405,000.00	0.00	145,444.20	0.00	0.00	145,444.20	48,405,000.00	10.51%	9.88%
D	36258YAA6	2.850000%	30,656,000.00	30,656,000.00	0.00	72,808.00	0.00	0.00	72,808.00	30,656,000.00	7.98%	7.50%
E	36258YAE8	2.850000%	19,362,000.00	19,362,000.00	0.00	45,984.75	0.00	0.00	45,984.75	19,362,000.00	6.39%	6.00%
F-RR	36258YAH1	3.605682%	25,815,000.00	25,815,000.00	0.00	77,567.24	0.00	0.00	77,567.24	25,815,000.00	4.26%	4.00%
G-RR	36258YAK4	3.605682%	12,908,000.00	12,908,000.00	0.00	38,785.12	0.00	0.00	38,785.12	12,908,000.00	3.19%	3.00%
H-RR*	36258YAM0	3.605682%	38,724,196.00	38,724,196.00	0.00	114,601.34	0.00	0.00	114,601.34	38,724,196.00	0.00%	0.00%
RR Interest	N/A	3.605682%	15,241,578.00	14,324,735.29	7,663.58	43,021.32	0.00	0.00	50,684.90	14,317,071.71	0.00%	0.00%
RR Certificates	36258YBQ0	3.605682%	22,625,422.00	21,264,411.14	11,376.23	63,863.17	0.00	0.00	75,239.40	21,253,034.91	0.00%	0.00%
SW-A	36258YAS7	3.325825%	11,708,000.00	11,708,000.00	0.00	32,448.96	0.00	0.00	32,448.96	11,708,000.00	81.19%	81.19%
SW-B	36258YAU2	3.325825%	16,803,000.00	16,803,000.00	0.00	46,569.86	0.00	0.00	46,569.86	16,803,000.00	54.20%	54.20%
SW-C	36258YAW8	3.325825%	18,384,000.00	18,384,000.00	0.00	50,951.63	0.00	0.00	50,951.63	18,384,000.00	24.67%	24.67%
SW-D*	36258YAY4	3.325825%	15,355,000.00	15,355,000.00	0.00	42,556.70	0.00	0.00	42,556.70	15,355,000.00	0.00%	0.00%
SW-VR	36258YBB3	3.325825%	3,277,072.00	3,277,072.00	0.00	9,082.47	0.00	0.00	9,082.47	3,277,072.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail
											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

R	36258YAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36258YAP3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,394,178,268.00	1,314,254,511.88	668,055.49	3,300,584.95	0.00	0.00	3,968,640.44	1,313,586,456.39

X-A	36258YBJ6	0.726650%	1,050,375,000.00	972,729,097.44	0.00	589,027.78	0.00	0.00	589,027.78	972,080,081.77
X-B	36258YBK3	0.200582%	64,539,000.00	64,539,000.00	0.00	10,787.80	0.00	0.00	10,787.80	64,539,000.00
X-D	36258YAC2	0.755682%	50,018,000.00	50,018,000.00	0.00	31,498.09	0.00	0.00	31,498.09	50,018,000.00
Notional SubTotal			1,164,932,000.00	1,087,286,097.44	0.00	631,313.67	0.00	0.00	631,313.67	1,086,637,081.77

Deal Distribution Total					668,055.49	3,931,898.62	0.00	0.00	4,599,954.11

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36258YBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36258YBD9	395.36828144	0.00000000	0.95478140	0.00000000	0.00000000	0.00000000	0.00000000	0.95478140	395.36828144
A-3	36258YBE7	1,000.00000000	0.00000000	2.19908301	0.00000000	0.00000000	0.00000000	0.00000000	2.19908301	1,000.00000000
A-4	36258YBF4	1,000.00000000	0.00000000	2.21533332	0.00000000	0.00000000	0.00000000	0.00000000	2.21533332	1,000.00000000
A-5	36258YBG2	1,000.00000000	0.00000000	2.42550000	0.00000000	0.00000000	0.00000000	0.00000000	2.42550000	1,000.00000000
A-AB	36258YBH0	844.10728088	16.87464393	1.99969008	0.00000000	0.00000000	0.00000000	0.00000000	18.87433400	827.23263696
A-S	36258YBL1	1,000.00000000	0.00000000	2.64424997	0.00000000	0.00000000	0.00000000	0.00000000	2.64424997	1,000.00000000
B	36258YBM9	1,000.00000000	0.00000000	2.83758332	0.00000000	0.00000000	0.00000000	0.00000000	2.83758332	1,000.00000000
C	36258YBN7	1,000.00000000	0.00000000	3.00473505	0.00000000	0.00000000	0.00000000	0.00000000	3.00473505	1,000.00000000
D	36258YAA6	1,000.00000000	0.00000000	2.37500000	0.00000000	0.00000000	0.00000000	0.00000000	2.37500000	1,000.00000000
E	36258YAE8	1,000.00000000	0.00000000	2.37500000	0.00000000	0.00000000	0.00000000	0.00000000	2.37500000	1,000.00000000
F-RR	36258YAH1	1,000.00000000	0.00000000	3.00473523	0.00000000	0.00000000	0.00000000	0.00000000	3.00473523	1,000.00000000
G-RR	36258YAK4	1,000.00000000	0.00000000	3.00473505	0.00000000	0.00000000	0.00000000	0.00000000	3.00473505	1,000.00000000
H-RR	36258YAM0	1,000.00000000	0.00000000	2.95942464	0.04531017	0.17860978	0.00000000	0.00000000	2.95942464	1,000.00000000
RR Interest	N/A	939.84594574	0.50280752	2.82262900	0.00135944	0.00535771	0.00000000	0.00000000	3.32543651	939.34313822
RR Certificates 36258YBQ0		939.84594586	0.50280742	2.82262890	0.00135953	0.00535636	0.00000000	0.00000000	3.32543632	939.34313844
SW-A	36258YAS7	1,000.00000000	0.00000000	2.77152033	0.00000000	0.00000000	0.00000000	0.00000000	2.77152033	1,000.00000000
SW-B	36258YAU2	1,000.00000000	0.00000000	2.77152056	0.00000000	0.00000000	0.00000000	0.00000000	2.77152056	1,000.00000000
SW-C	36258YAW8	1,000.00000000	0.00000000	2.77152034	0.00000000	0.00000000	0.00000000	0.00000000	2.77152034	1,000.00000000
SW-D	36258YAY4	1,000.00000000	0.00000000	2.77152068	0.00000000	0.00000000	0.00000000	0.00000000	2.77152068	1,000.00000000
SW-VR	36258YBB3	1,000.00000000	0.00000000	2.77151982	0.00000000	0.00000000	0.00000000	0.00000000	2.77151982	1,000.00000000
R	36258YAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36258YAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36258YBJ6	926.07792211	0.00000000	0.56077856	0.00000000	0.00000000	0.00000000	0.00000000	0.56077856	925.46003263
X-B	36258YBK3	1,000.00000000	0.00000000	0.16715164	0.00000000	0.00000000	0.00000000	0.00000000	0.16715164	1,000.00000000
X-D	36258YAC2	1,000.00000000	0.00000000	0.62973510	0.00000000	0.00000000	0.00000000	0.00000000	0.62973510	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/25 - 10/30/25	30	0.00	82,396.68	0.00	82,396.68	0.00	0.00	0.00	82,396.68	0.00
A-3	10/01/25 - 10/30/25	30	0.00	28,849.77	0.00	28,849.77	0.00	0.00	0.00	28,849.77	0.00
A-4	10/01/25 - 10/30/25	30	0.00	553,833.33	0.00	553,833.33	0.00	0.00	0.00	553,833.33	0.00
A-5	10/01/25 - 10/30/25	30	0.00	1,203,528.25	0.00	1,203,528.25	0.00	0.00	0.00	1,203,528.25	0.00
A-AB	10/01/25 - 10/30/25	30	0.00	76,910.08	0.00	76,910.08	0.00	0.00	0.00	76,910.08	0.00
X-A	10/01/25 - 10/30/25	30	0.00	589,027.78	0.00	589,027.78	0.00	0.00	0.00	589,027.78	0.00
X-B	10/01/25 - 10/30/25	30	0.00	10,787.80	0.00	10,787.80	0.00	0.00	0.00	10,787.80	0.00
A-S	10/01/25 - 10/30/25	30	0.00	388,247.29	0.00	388,247.29	0.00	0.00	0.00	388,247.29	0.00
B	10/01/25 - 10/30/25	30	0.00	183,134.79	0.00	183,134.79	0.00	0.00	0.00	183,134.79	0.00
C	10/01/25 - 10/30/25	30	0.00	145,444.20	0.00	145,444.20	0.00	0.00	0.00	145,444.20	0.00
D	10/01/25 - 10/30/25	30	0.00	72,808.00	0.00	72,808.00	0.00	0.00	0.00	72,808.00	0.00
X-D	10/01/25 - 10/30/25	30	0.00	31,498.09	0.00	31,498.09	0.00	0.00	0.00	31,498.09	0.00
E	10/01/25 - 10/30/25	30	0.00	45,984.75	0.00	45,984.75	0.00	0.00	0.00	45,984.75	0.00
F-RR	10/01/25 - 10/30/25	30	0.00	77,567.24	0.00	77,567.24	0.00	0.00	0.00	77,567.24	0.00
G-RR	10/01/25 - 10/30/25	30	0.00	38,785.12	0.00	38,785.12	0.00	0.00	0.00	38,785.12	0.00
H-RR	10/01/25 - 10/30/25	30	5,146.45	116,355.95	0.00	116,355.95	1,754.60	0.00	0.00	114,601.34	6,916.52
RR Interest	10/01/25 - 10/30/25	30	60.76	43,042.03	0.00	43,042.03	20.72	0.00	0.00	43,021.32	81.66
RR
	10/01/25 - 10/30/25	30	90.16	63,893.92	0.00	63,893.92	30.76	0.00	0.00	63,863.17	121.19
Certificates
SW-A	10/01/25 - 10/30/25	30	0.00	32,448.96	0.00	32,448.96	0.00	0.00	0.00	32,448.96	0.00
SW-B	10/01/25 - 10/30/25	30	0.00	46,569.86	0.00	46,569.86	0.00	0.00	0.00	46,569.86	0.00
SW-C	10/01/25 - 10/30/25	30	0.00	50,951.63	0.00	50,951.63	0.00	0.00	0.00	50,951.63	0.00
SW-D	10/01/25 - 10/30/25	30	0.00	42,556.70	0.00	42,556.70	0.00	0.00	0.00	42,556.70	0.00
SW-VR	10/01/25 - 10/30/25	30	0.00	9,082.47	0.00	9,082.47	0.00	0.00	0.00	9,082.47	0.00
Totals			5,297.37	3,933,704.69	0.00	3,933,704.69	1,806.08	0.00	0.00	3,931,898.62	7,119.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,599,954.11
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,952,772.51	Master Servicing Fee	10,364.39
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,557.93
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	565.34
ARD Interest	0.00	Operating Advisor Fee	1,311.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	268.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,952,772.51	Total Fees	19,067.80

Principal		Expenses/Reimbursements
Scheduled Principal	668,055.48	Reimbursement for Interest on Advances	1,806.08
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	668,055.48	Total Expenses/Reimbursements	1,806.08

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,931,898.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	668,055.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,599,954.11
Total Funds Collected	4,620,827.99	Total Funds Distributed	4,620,827.99

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	Trust Subordinate	Total		Total
		Companion Loan		Beginning Certificate Balance	1,314,254,511.88
Beginning Scheduled Collateral Balance	1,248,727,440.46	65,527,072.00	1,314,254,512.46	(-) Principal Distributions	668,055.49
(-) Scheduled Principal Collections	668,055.48	0.00	668,055.48	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
				Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	1,248,059,384.98	65,527,072.00	1,313,586,456.98	Ending Certificate Balance	1,313,586,456.39
Beginning Actual Collateral Balance	1,248,727,440.46	65,527,072.00	1,314,254,512.46
Ending Actual Collateral Balance	1,248,059,384.98	65,527,072.00	1,313,586,456.98

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	62,249,999.42
Beginning Cumulative Advances		0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances		0.00	0.00	Ending UC / (OC)	62,249,999.41
Ending Cumulative Advances		0.00	0.00	Net WAC Rate	0.00%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP
$5,000,000 or less	4	17,329,472.34	1.39%	49	3.8304	2.326723	1.30 or less	7	119,104,233.65	9.54%	30	3.3538	0.804994
$5,000,001 to $10,000,000	13	107,219,004.40	8.59%	49	3.8219	2.105447	1.31 to 1.50	3	92,988,594.87	7.45%	49	3.9718	1.377715
$10,000,001 to $20,000,000	17	274,176,404.04	21.97%	49	3.6555	2.209821	1.51 to 1.70	5	70,911,614.88	5.68%	49	3.8253	1.635994
$20,000,001 to $30,000,000	4	112,500,000.00	9.01%	49	3.5189	3.412000	1.71 to 2.00	9	182,242,197.15	14.60%	48	3.8241	1.815172
$30,000,001 to $40,000,000	5	175,136,933.66	14.03%	36	3.5449	2.170318	2.01 to 2.50	5	43,284,060.33	3.47%	49	3.8909	2.202492
$40,000,001 to $50,000,000	4	184,292,368.81	14.77%	49	3.3862	3.361008	2.51 to 3.00	11	215,173,750.00	17.24%	49	3.6048	2.752500
$50,000,001 or greater	5	286,346,263.62	22.94%	49	3.1288	4.624978	3.01 to 5.00	8	223,295,995.99	17.89%	49	3.2285	3.774144
Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165	5.01 or greater	4	210,000,000.00	16.83%	49	2.9198	6.564286
							Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP	Texas	18	61,090,654.88	4.89%	49	3.6971	2.195692
Arizona	1	9,600,000.00	0.77%	49	3.5150	2.940000	Vermont	1	126,479.41	0.01%	48	3.8200	1.740000
California	9	148,156,913.00	11.87%	34	3.0178	3.354152	Washington	3	162,846,263.62	13.05%	49	3.3428	4.009181
Colorado	1	11,570,000.00	0.93%	48	3.6140	0.420000	Wisconsin	3	4,852,091.74	0.39%	49	3.2310	3.790000
Connecticut	7	3,173,036.81	0.25%	48	3.8200	1.740000	Totals	151	1,248,059,384.98	100.00%	47	3.5089	3.001165
Florida	2	42,806,308.00	3.43%	48	3.4517	2.743892
									Property Type³
Georgia	1	9,010,144.53	0.72%	49	4.0000	1.500000
Illinois	8	20,394,733.36	1.63%	48	3.3198	3.237777		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	27	54,463,493.63	4.36%	49	3.4316	3.237855		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	30,478,450.34	2.44%	48	4.6160	1.320000	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP
Kentucky	8	25,972,387.62	2.08%	49	3.5770	3.520822	Industrial	73	173,609,049.68	13.91%	49	3.5097	2.945973
Maine	1	331,547.96	0.03%	48	3.8200	1.740000	Lodging	3	71,795,186.91	5.75%	49	3.3126	5.651783
Maryland	2	20,691,171.62	1.66%	48	3.7912	1.971350	Mixed Use	5	200,096,263.62	16.03%	49	3.4437	1.996515
Massachusetts	12	54,627,289.12	4.38%	48	3.8406	1.663753	Multi-Family	8	158,135,337.52	12.67%	34	3.6610	1.646126
Michigan	1	8,045,186.91	0.64%	50	4.2900	1.070000	Office	10	256,396,860.34	20.54%	49	3.3395	3.397814
Minnesota	1	10,375,000.00	0.83%	49	3.6100	3.520000	Retail	30	246,682,603.86	19.77%	49	3.4859	3.964614
Mississippi	1	9,041,231.30	0.72%	50	4.2010	2.150000	Self Storage	16	50,285,144.53	4.03%	48	3.6553	3.051348
Nevada	1	60,000,000.00	4.81%	49	3.1702	6.460000	Totals	151	1,248,059,384.98	100.00%	47	3.5089	3.001165
New Hampshire	5	5,967,863.36	0.48%	48	3.8200	1.740000
New Jersey	2	24,631,967.02	1.97%	50	3.7896	1.609678
New York	5	172,650,000.00	13.83%	49	3.2774	2.775908
Ohio	6	98,350,430.24	7.88%	49	3.7982	1.753223
Pennsylvania	7	74,512,183.67	5.97%	48	3.3840	4.841082
Rhode Island	2	814,134.45	0.07%	48	3.8200	1.740000
South Carolina	9	32,421,483.86	2.60%	49	3.7468	2.627115

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP
	3.000% or less	6	252,500,000.00	20.23%	40	2.8195	4.606733	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	12	326,592,106.19	26.17%	49	3.3379	3.635787	13 months or greater	52	1,157,000,446.87	92.70%	47	3.4703	3.093907
	3.501% to 3.750%	14	314,655,075.62	25.21%	49	3.6329	2.452625	Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165
	3.751% to 4.000%	11	150,351,449.03	12.05%	49	3.8771	1.754767
	4.001% to 4.250%	7	74,378,178.78	5.96%	49	4.1924	1.944522
	4.251% or greater	2	38,523,637.25	3.09%	48	4.5479	1.267791
	Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP
	60 months or less	52	1,157,000,446.87	92.70%	47	3.4703	3.093907	Interest Only	33	853,414,592.57	68.38%	46	3.3136	3.555395
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or less	19	303,585,854.30	24.32%	49	3.9107	1.796612
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165	Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	91,058,938.11	7.30%	43	3.9994	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	1,046,268,891.97	83.83%	47	3.4509	3.133699
	13 months to 24 months	3	53,110,712.33	4.26%	49	4.1121	1.554801
	25 months or greater	2	57,620,842.57	4.62%	49	3.2310	3.790000
	Totals	58	1,248,059,384.98	100.00%	47	3.5089	3.001165
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1C2	30317577	OF	New York	NY	Actual/360	2.990%	115,862.50	0.00	0.00	N/A	12/06/29	--	45,000,000.00	45,000,000.00	11/06/25
1A2C5	30317578				Actual/360	2.990%	38,620.83	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	11/06/25
2	30504524	OF	San Francisco	CA	Actual/360	2.589%	133,765.00	0.00	0.00	N/A	12/06/29	--	60,000,000.00	60,000,000.00	11/06/25
3A1	30317579	IN	Various	Various	Actual/360	3.231%	133,596.32	0.00	0.00	N/A	12/06/29	--	48,017,368.81	48,017,368.81	11/06/25
3A22	30317581				Actual/360	3.231%	26,719.26	0.00	0.00	N/A	12/06/29	--	9,603,473.76	9,603,473.76	11/06/25
4	30317586	LO	Las Vegas	NV	Actual/360	3.170%	163,791.24	0.00	0.00	N/A	12/05/29	--	60,000,000.00	60,000,000.00	11/05/25
5	30317587	RT	Tukwila	WA	Actual/360	2.880%	148,800.00	0.00	0.00	N/A	01/01/30	--	60,000,000.00	60,000,000.00	11/01/25
6	30504542	MU	Kent	WA	Actual/360	3.500%	159,549.79	91,915.24	0.00	N/A	12/06/29	--	52,938,178.86	52,846,263.62	11/06/25
7	30317593	MU	Shaker Heights	OH	Actual/360	3.600%	165,850.00	0.00	0.00	N/A	12/06/29	--	53,500,000.00	53,500,000.00	11/06/25
8A13	30317594	MU	New York	NY	Actual/360	3.486%	60,036.67	0.00	0.00	N/A	12/08/29	--	20,000,000.00	20,000,000.00	10/08/25
8A21	30317595				Actual/360	3.486%	90,055.00	0.00	0.00	N/A	12/08/29	--	30,000,000.00	30,000,000.00	10/08/25
9A2	30530032	RT	Millbury	MA	Actual/360	3.844%	61,388.05	32,308.50	0.00	N/A	11/01/29	--	18,544,167.76	18,511,859.26	11/03/25
9A3	30530033				Actual/360	3.844%	61,388.05	32,308.50	0.00	N/A	11/01/29	--	18,544,167.76	18,511,859.26	11/03/25
9A6	30530036				Actual/360	3.844%	30,694.02	16,154.26	0.00	N/A	11/01/29	--	9,272,083.60	9,255,929.34	11/03/25
10	30530022	OF	Bellevue	WA	Actual/360	3.732%	160,683.33	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	11/06/25
12	30317596	MU	Cheektowaga	NY	Actual/360	3.950%	159,864.23	75,031.70	0.00	N/A	12/06/29	--	46,999,692.05	46,924,660.35	11/06/25
13	30530015	SS	Various	Various	Actual/360	3.580%	127,241.65	0.00	0.00	N/A	11/06/29	--	41,275,000.00	41,275,000.00	11/06/25
14	30317597	MF	San Francisco	CA	30/360	2.725%	85,142.81	0.00	0.00	N/A	12/09/24	--	37,500,000.00	37,500,000.00	09/09/25
15	30317598	MF	Largo	FL	Actual/360	3.433%	110,487.77	0.00	0.00	N/A	11/01/29	--	37,375,000.00	37,375,000.00	11/01/25
16	30520996	OF	Columbus	OH	Actual/360	4.240%	127,197.73	54,603.49	0.00	N/A	11/06/29	--	34,838,086.81	34,783,483.32	11/06/25
17	30504682	MU	New York	NY	Actual/360	2.920%	88,005.56	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	11/06/25
18A2	30530024	Various Various		Various	Actual/360	3.379%	58,193.89	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	11/06/25
18A4	30530026				Actual/360	3.379%	29,096.94	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	11/06/25
18A6	30530028				Actual/360	3.379%	14,548.47	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	11/06/25
19	30530001	MF	Overland Park	KS	Actual/360	4.616%	121,319.50	43,032.82	0.00	N/A	11/06/29	--	30,521,483.16	30,478,450.34	11/06/25
20	30504273	RT	Wyomissing	PA	Actual/360	3.160%	81,633.33	0.00	0.00	N/A	11/06/29	--	30,000,000.00	30,000,000.00	11/06/25
21	30530042	RT	Various	TX	Actual/360	3.595%	92,870.83	0.00	0.00	N/A	01/04/30	--	30,000,000.00	30,000,000.00	11/06/25
22	30504387	MF	New York	NY	Actual/360	3.940%	76,337.50	0.00	0.00	N/A	12/06/29	--	22,500,000.00	22,500,000.00	11/06/25
23	30504770	IN	Various	Various	Actual/360	3.570%	58,606.54	39,051.91	0.00	N/A	01/06/30	--	19,064,205.33	19,025,153.42	11/06/25
24	30504515	Various Various		Various	Actual/360	3.820%	64,723.05	28,696.27	0.00	N/A	11/06/29	--	19,675,983.04	19,647,286.77	11/06/25
25	30504180	OF	San Antonio	TX	Actual/360	3.650%	62,861.11	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	11/06/25
26	30530017	IN	Fremont	CA	Actual/360	3.837%	65,879.29	0.00	0.00	N/A	12/06/29	--	19,938,750.00	19,938,750.00	11/06/25
27	30530016	RT	Blue Bell	PA	Actual/360	3.634%	60,895.75	0.00	0.00	N/A	12/06/29	--	19,460,000.00	19,460,000.00	11/06/25
28	30530010	RT	Bowie	MD	Actual/360	3.697%	54,577.61	30,661.53	0.00	N/A	11/06/29	--	17,142,360.81	17,111,699.28	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30530031	RT	Kennesaw	GA	Actual/360	3.542%	42,245.56	25,463.31	0.00	N/A	11/06/26	--	13,850,750.59	13,825,287.28	11/06/25
30	30504597	OF	Short Hills	NJ	Actual/360	3.730%	39,892.92	24,784.48	0.00	N/A	01/06/30	--	12,420,178.37	12,395,393.89	11/06/25
31	30504688	RT	Mount Laurel	NJ	Actual/360	3.850%	40,633.42	19,842.84	0.00	N/A	01/06/30	--	12,256,415.97	12,236,573.13	11/06/25
32	30530008	RT	South Jordan	UT	Actual/360	4.426%	43,032.90	20,258.87	0.00	N/A	11/06/29	--	11,290,171.24	11,269,912.37	11/06/25
33	30530002	IN	Longmont	CO	Actual/360	3.614%	36,006.48	0.00	0.00	N/A	11/06/29	--	11,570,000.00	11,570,000.00	11/06/25
34	30530021	RT	Newburgh	IN	Actual/360	3.685%	32,871.77	16,375.64	0.00	N/A	12/06/29	--	10,359,204.67	10,342,829.03	11/06/25
35	30317599	OF	Roseville	MN	Actual/360	3.610%	32,251.84	0.00	0.00	N/A	12/06/29	--	10,375,000.00	10,375,000.00	11/06/25
36	30530018	IN	Burbank	CA	Actual/360	4.037%	34,936.87	0.00	0.00	N/A	12/06/29	--	10,050,000.00	10,050,000.00	11/06/25
37	30317600	MF	Rancho Cordova	CA	Actual/360	3.603%	31,025.83	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	11/06/25
38	30530023	IN	Phoenix	AZ	Actual/360	3.515%	29,057.33	0.00	0.00	12/06/29	06/04/32	--	9,600,000.00	9,600,000.00	11/06/25
39	30504322	SS	Martinez	GA	Actual/360	4.000%	31,084.10	14,270.35	0.00	N/A	12/06/29	--	9,024,414.88	9,010,144.53	11/06/25
40	30530041	MF	Columbus	MS	Actual/360	4.201%	32,756.49	13,705.69	0.00	N/A	01/06/30	--	9,054,936.99	9,041,231.30	11/06/25
41	30504596	LO	Grand Rapids	MI	Actual/360	4.290%	29,799.08	21,335.07	0.00	N/A	01/06/30	--	8,066,521.98	8,045,186.91	11/06/25
42	30504419	MU	Mount Pleasant	SC	Actual/360	4.000%	30,138.89	0.00	0.00	N/A	12/06/29	--	8,750,000.00	8,750,000.00	11/06/25
43	30317601	MF	Sherman	TX	Actual/360	4.250%	27,339.43	11,954.27	0.00	N/A	01/06/30	--	7,470,357.80	7,458,403.53	11/06/25
44	30530040	RT	Various	IN	Actual/360	4.151%	24,258.80	12,689.47	0.00	N/A	12/06/29	--	6,786,681.29	6,773,991.82	11/06/25
45	30317602	RT	Overland Park	KS	Actual/360	3.924%	20,235.27	10,228.78	0.00	N/A	12/06/29	--	5,988,538.62	5,978,309.84	11/06/25
46	30317603	MF	Orange	TX	Actual/360	3.909%	20,526.53	8,134.44	0.00	N/A	12/06/29	--	6,098,790.32	6,090,655.88	11/06/25
47	30530044	MF	Saint Louis	MO	Actual/360	4.430%	21,409.42	9,948.74	0.00	N/A	01/04/30	--	5,612,313.48	5,602,364.74	11/06/25
48	30317604	RT	Columbia	SC	Actual/360	3.874%	19,708.47	9,521.44	0.00	N/A	01/06/30	--	5,907,912.30	5,898,390.86	11/06/25
49	30317605	MF	Brooklyn	NY	Actual/360	4.134%	18,333.14	0.00	0.00	N/A	01/06/30	--	5,150,000.00	5,150,000.00	11/06/25
50	30504687	RT	Houston	TX	Actual/360	4.240%	18,255.56	0.00	0.00	N/A	01/06/30	--	5,000,000.00	5,000,000.00	11/06/25
51	30504424	RT	Abingdon	MD	Actual/360	4.240%	13,090.15	5,777.87	0.00	N/A	12/06/29	--	3,585,250.21	3,579,472.34	11/06/25
52	30317606	LO	Cambria	CA	Actual/360	3.495%	11,285.94	0.00	0.00	N/A	11/06/29	--	3,750,000.00	3,750,000.00	11/06/25
Totals							3,770,459.81	668,055.48	0.00				1,248,727,440.46	1,248,059,384.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1C2	115,679,668.00	111,505,770.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C5	115,679,668.00	111,505,770.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	43,012,955.00	46,770,268.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	702,094,745.00	749,398,777.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	40,073,300.89	45,783,877.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,502,829.24	5,838,879.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,429,543.57	722,874.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	39,431,642.00	24,680,658.00	01/01/25	06/30/25	--	0.00	0.00	59,972.08	59,972.08	0.00	0.00
8A21	39,431,642.00	24,680,658.00	01/01/25	06/30/25	--	0.00	0.00	89,958.13	89,958.13	0.00	0.00
9A2	15,971,892.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	15,971,892.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	15,971,892.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,613,148.86	8,458,452.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	5,374,837.64	1,298,871.22	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	40,852,069.88	38,100,357.09	07/01/24	06/30/25	05/12/25	0.00	0.00	84,784.69	170,051.24	0.00	0.00
15	3,228,317.02	3,514,682.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,914,903.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	8,374,415.20	2,910,303.88	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2	11,068,377.12	11,256,189.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A4	11,068,377.12	11,256,189.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A6	11,068,377.12	11,256,189.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,429,514.49	2,650,295.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	8,762,580.13	7,801,231.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	6,654,917.91	6,565,231.81	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,680,532.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	3,864,515.09	1,153,295.52	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	16,381,348.23	16,613,894.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	10,549,214.76	10,522,545.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,993,047.77	2,061,827.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,852,425.78	2,179,410.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,841,353.00	1,835,014.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,302,648.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	350,709.70	257,237.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,230,853.04	1,317,587.72	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,413,642.49	1,410,376.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,047,908.14	1,074,359.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,128,383.08	949,016.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,039,600.00	1,031,600.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	655,227.11	827,921.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,158,358.78	1,245,654.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	762,960.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	864,499.40	784,499.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	777,190.87	882,380.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	174,514.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	630,188.50	449,835.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	412,749.50	447,975.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	411,125.76	411,125.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	451,212.96	112,755.54	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	662,298.57	400,430.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,325,298,014.45	1,271,924,272.71				0.00	0.00	234,714.90	319,981.45	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.508869%	3.491781%	47
10/16/25	2	50,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.509088%	3.491998%	48
09/15/25	2	50,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.509321%	3.492229%	49
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.509538%	3.492444%	50
07/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,602,876.42	0	0.00	0	0.00	3.509753%	3.492657%	51
06/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.509984%	3.492886%	52
05/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.510197%	3.493097%	53
04/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.510425%	3.493323%	54
03/14/25	0	0.00	0	0.00	1	3,626,365.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.510645%	3.493541%	55
02/14/25	0	0.00	1	3,633,252.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.510894%	3.493788%	56
01/16/25	2	41,013,834.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.511103%	3.493995%	57
12/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.550709%	3.533767%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8A13	30317594	10/08/25	0	A	59,972.08	59,972.08	0.00	20,000,000.00	09/17/25	98
8A21	30317595	10/08/25	0	A	89,958.13	89,958.13	0.00	30,000,000.00	09/17/25	98
14	30317597	09/09/25	1	5	84,784.69	170,051.24	0.00	37,500,000.00	03/14/24	2
Totals					234,714.90	319,981.45	0.00	87,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		37,500,000	0	37,500,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		13,825,287	13,825,287	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		338,540,480	338,540,480	0		0
49 - 60 Months		848,593,618	848,593,618	0		0
> 60 Months		9,600,000	9,600,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	1,248,059,385	1,210,559,385	37,500,000	0	0	0
Oct-25	1,248,727,440	1,161,227,440	87,500,000	0	0	0
Sep-25	1,249,436,501	1,161,936,501	50,000,000	37,500,000	0	0
Aug-25	1,250,099,911	1,212,599,911	0	0	37,500,000	0
Jul-25	1,250,761,084	1,213,261,084	0	0	37,500,000	0
Jun-25	1,251,463,507	1,213,963,507	0	0	37,500,000	0
May-25	1,252,120,080	1,214,620,080	0	0	37,500,000	0
Apr-25	1,252,818,066	1,215,318,066	0	0	37,500,000	0
Mar-25	1,253,484,343	1,212,357,977	0	0	41,126,366	0
Feb-25	1,254,251,224	1,213,117,972	0	3,633,252	37,500,000	0
Jan-25	1,254,898,392	1,176,384,558	41,013,834	0	37,500,000	0
Dec-24	1,305,543,378	1,268,043,378	0	0	37,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8A13	30317594	20,000,000.00	20,000,000.00	950,000,000.00	10/01/25	49,770,387.68	1.10000	06/30/25	12/08/29	I/O
8A21	30317595	30,000,000.00	30,000,000.00	950,000,000.00	10/01/25	49,770,387.68	1.10000	06/30/25	12/08/29	I/O
14	30317597	37,500,000.00	37,500,000.00	1,400,000,000.00	04/21/25	38,100,357.09	0.78000	09/30/25	12/09/24	I/O
Totals		87,500,000.00	87,500,000.00	3,300,000,000.00		137,641,132.45

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8A13	30317594	MU	NY	09/17/25	98

10/14/2025- The loan was transferred to Special Servicing on September 17, 2025 due to a payment default (waterfall shortfall not funded by Borrower). The Borrower also formally requested the transfer. A Pre-Negotiation Agreement has been executed with the Borrower and Guarantor. The asset is currently 74% leased. An appraisal was recently completed.An Appraisal Reduction Amount calculation will follow in accordance with the Trust and Servicing Agreement. The Special

Servicer will continue discussions with the Borrower while evaluating all available legal and resolution options, including potential remedies such as foreclosure or loan sale. No decisions have been made, and the loan remains under active review.

8A21	30317595	Various	Various	09/17/25	98

10/14/2025- The loan was transferred to Special Servicing on September 17, 2025 due to a payment default (waterfall shortfall not funded by Borrower). The Borrower also formally requested the transfer. A Pre-Negotiation Agreement has been executed with the Borrower and Guarantor. The asset is currently 74% leased. An appraisal was recently completed.An Appraisal Reduction Amount calculation will follow in accordance with the Trust and Servicing Agreement. The Special

Servicer will continue discussions with the Borrower while evaluating all available legal and resolution options, including potential remedies such as foreclosure or loan sale. No decisions have been made, and the loan remains under active review.

14	30317597	MF	CA	03/14/24	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A2	30530032	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	10/13/21
9A2	30530032	0.00	3.84430%	0.00	3.84430%	8	10/13/21	11/01/19	11/05/19
9A3	30530033	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	10/13/21
9A3	30530033	0.00	3.84430%	0.00	3.84430%	8	10/13/21	11/01/19	11/05/19
9A6	30530036	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	10/13/21
9A6	30530036	0.00	3.84430%	0.00	3.84430%	8	10/13/21	11/01/19	11/05/19
45	30317602	0.00	3.92400%	0.00	3.92400%	2	01/04/22	12/06/22	01/07/22
51	30504424	0.00	4.24000%	0.00	4.24000%	8	05/20/25	05/20/25	06/18/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8A13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	669.55	0.00	0.00	0.00
8A21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,004.32	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	132.21	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,806.08	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,806.08

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29